Property, Plant and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment, Net (Textual)
Depreciation expense	$ 1,128,832	$ 1,239,383	$ 1,178,427